Provisions (Details) ₨ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)
Disclosure of other provisions [line items]
Beginning Balance	₨ 3,785
Provision made during the year, net of reversals	3,655
Provision used during the year	(3,324)
Effect of changes in foreign exchange rates	102
Ending Balance	4,218
Current	4,166
Non-current	52
Other provisions	3,785
Allowance for sales return provision [Member]
Disclosure of other provisions [line items]
Beginning Balance	3,210	[1]
Provision made during the year, net of reversals	3,592	[1]
Provision used during the year	(3,324)	[1]
Effect of changes in foreign exchange rates	103	[1]
Ending Balance	3,581	[1]
Current	3,581	[1]
Non-current	0	[1]
Other provisions	3,210	[1]
Environmental liability provisions [Member]
Disclosure of other provisions [line items]
Beginning Balance	53	[2]
Provision made during the year, net of reversals	0	[2]
Provision used during the year	0	[2]
Effect of changes in foreign exchange rates	(1)	[2]
Ending Balance	52	[2]
Current	0	[2]
Non-current	52	[2]
Other provisions	53	[2]
Legal and others provision [Member]
Disclosure of other provisions [line items]
Beginning Balance	522	[3]
Provision made during the year, net of reversals	63	[3]
Provision used during the year	0	[3]
Effect of changes in foreign exchange rates	0	[3]
Ending Balance	585	[3]
Current	585	[3]
Non-current	0	[3]
Other provisions	₨ 522	[3]

[1]	Refund liability is accounted for by recording a provision based on the Company’s estimate of expected sales returns. See Note 3(l) of these consolidated financial statements for the Company’s accounting policy on refund liability.
[2]	As a result of the acquisition of a unit of The Dow Chemical Company in April 2008, the Company assumed a liability for contamination of the Mirfield site acquired of Rs.39 (carrying value Rs.52). The seller is required to indemnify the Company for this liability. Accordingly, a corresponding asset has also been recorded in the consolidated statements of financial position.
[3]	Primarily consists of provision recorded towards the potential liability arising out of a litigation relating to cardiovascular and anti-diabetic formulations. Refer to Note 35 (Contingencies) of these consolidated financial statements under “Product and patent related matters - Matters relating to National Pharmaceutical Pricing Authority - Litigation relating to Cardiovascular and Anti-diabetic formulations” for further details.